Fair Value (Details) - Schedule of Assets Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Assets:
Securities owned, at fair value	$ 5,218,914	$ 2,741,178
Total assets at fair value	5,218,914	2,741,178
Carrying Value [Member]
Assets:
Securities owned, at fair value	5,218,914	2,741,178
Total assets at fair value	5,218,914	2,741,178
Level 1 [Member]
Assets:
Securities owned, at fair value	5,218,914	2,741,178
Total assets at fair value	5,218,914	2,741,178
Level 2 [Member]
Assets:
Securities owned, at fair value
Total assets at fair value
Level 3 [Member]
Assets:
Securities owned, at fair value
Total assets at fair value